ProspectusSeventeenMember | LSV VALUE EQUITY FUND
LSV VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The LSV Value Equity Fund's (the "Fund") investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES LSV VALUE EQUITY FUND
Management Fees	0.55%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES LSV VALUE EQUITY FUND	67	211	368	822

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The LSV Value Equity Fund invests primarily in equity securities. In selecting securities for the Fund, LSV Asset Management ("LSV" or the "Adviser") focuses on medium to large U.S. companies (i.e., those with market capitalizations of $1 billion or more at the time of purchase) whose securities, in the Adviser's opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase and have potential for near-term appreciation. The Fund may also invest, to a lesser extent, in common stocks of such undervalued companies with small market capitalizations (between $500 million and $1 billion). The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations. The Fund expects to remain as fully invested in the above securities as practicable, but in any case, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, will be invested in equity securities. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.

The Adviser uses a strictly quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased. This investment strategy seeks to control overall portfolio risk while seeking to maximize the expected return. The Fund is expected to experience a low level of portfolio turnover.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risk including liquidity risks, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that small- to large-capitalization equity value securities may underperform other segments of the equity market or the equity market as a whole.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-888-FUND-LSV.

BEST QUARTER	WORST QUARTER
19.09%	(23.06)%
(06/30/2003)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
LSV VALUE EQUITY FUND	FUND RETURN BEFORE TAXES	20.31%	0.08%	7.72%	6.07%	Mar. 31, 1999
LSV VALUE EQUITY FUND After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	19.93%	(0.28%)	7.20%	5.54%	Mar. 31, 1999
LSV VALUE EQUITY FUND After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	13.70%	none	6.76%	5.22%	Mar. 31, 1999
LSV VALUE EQUITY FUND RUSSELL 1000 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL 1000 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	17.51%	0.59%	7.38%	4.54%	Mar. 31, 1999